Initial Public Offering (Details) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 12, 2021	Aug. 23, 2021	Jun. 30, 2023	Dec. 31, 2022
Initial Public Offering (Details) [Line Items]
Gross proceeds				$ 2,762,500
Underwriting fees	$ 1,250,000
Expenses	973,988
Deferred underwriting commissions	$ 1,500,000
Private sale units (in Shares)			276,250	276,250
Purchase price per unit (in Dollars per share)			$ 10	$ 10
Generating gross proceeds				$ 2,762,500
Additional gross proceeds		$ 183,480
Additional private sale units (in Shares)		18,348
Net proceeds		$ 7,339,200
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Share issued (in Shares)	5,000,000
Stock price per share (in Dollars per share)	$ 10
Gross proceeds	$ 50,000,000
Offering costs	2,223,988
Net proceeds	50,000,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Deferred underwriting commissions	$ 1,725,000
Underwriters purchased (in Shares)		733,920
Additional units per share (in Dollars per share)		$ 10
Additional gross proceeds		$ 7,339,200
Common Stock [Member] | Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Shares issued (in Shares)				4,020